Long-Term Debt (Detail) In Millions, unless otherwise specified							12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2013 Letter of Credit CAD	Dec. 31, 2012 Letter of Credit CAD	Dec. 31, 2013 5.41% Senior Secured Notes (C) CAD		Dec. 31, 2012 5.41% Senior Secured Notes (C) CAD		Dec. 31, 2013 6.91% Secured Equipment Notes (D) CAD		Dec. 31, 2012 6.91% Secured Equipment Notes (D) CAD		Dec. 31, 2013 5.57% Senior Secured Notes (E) CAD		Dec. 31, 2012 5.57% Senior Secured Notes (E) CAD		Dec. 31, 2013 7.49% Equipment Trust Certificate (F) CAD		Dec. 31, 2012 7.49% Equipment Trust Certificate (F) CAD		Dec. 31, 2013 3.88% Senior Secured Notes Series A & B(G) CAD		Dec. 31, 2012 3.88% Senior Secured Notes Series A & B(G) CAD		Dec. 31, 2013 4.28% Senior Secured Notes CAD		Dec. 31, 2012 4.28% Senior Secured Notes CAD		Dec. 31, 2013 6.500% 10-year Notes (A) CAD		Dec. 31, 2012 6.500% 10-year Notes (A) CAD		Dec. 31, 2013 6.250% 10-year Medium-term Notes [A] CAD		Dec. 31, 2012 6.250% 10-year Medium-term Notes [A] CAD		Dec. 31, 2013 7.250% Notes due in May 2019 CAD		Dec. 31, 2012 7.250% Notes due in May 2019 CAD		Dec. 31, 2013 9.450% 30-year Debentures (A) CAD		Dec. 31, 2012 9.450% 30-year Debentures (A) CAD		Dec. 31, 2013 5.100% 10-year Medium Term Notes (A) CAD		Dec. 31, 2012 5.100% 10-year Medium Term Notes (A) CAD		Dec. 31, 2013 4.50% 10-year Notes (A) CAD		Dec. 31, 2012 4.50% 10-year Notes (A) CAD		Dec. 31, 2013 4.450% 12.5 year CAD		Dec. 31, 2012 4.450% 12.5 year CAD		Dec. 31, 2013 7.125% 30-year Debentures (A) CAD		Dec. 31, 2012 7.125% 30-year Debentures (A) CAD		Dec. 31, 2013 5.750% 30-year Debentures (A) CAD		Dec. 31, 2012 5.750% 30-year Debentures (A) CAD		Dec. 31, 2013 5.950% 30-year Notes (A) CAD		Dec. 31, 2012 5.950% 30-year Notes (A) CAD		Dec. 31, 2013 6.450% 30-year Notes (A) CAD		Dec. 31, 2012 6.450% 30-year Notes (A) CAD		Dec. 31, 2013 5.750% 30-year Notes(A) CAD		Dec. 31, 2012 5.750% 30-year Notes(A) CAD		Dec. 31, 2013 Secured Equipment Loan (B) CAD		Dec. 31, 2012 Secured Equipment Loan (B) CAD		Dec. 31, 2013 Other long-term loans (nil% - 5.50%) CAD	Dec. 31, 2012 Other long-term loans (nil% - 5.50%) CAD	Dec. 31, 2013 Obligations under capital leases (4.90% - 6.99%) (I) CAD		Dec. 31, 2012 Obligations under capital leases (4.90% - 6.99%) (I) CAD		Dec. 31, 2013 Obligations under capital leases (12.77%) (I) CAD		Dec. 31, 2012 Obligations under capital leases (12.77%) (I) CAD		Dec. 31, 2013 Total Long-term debt before perpetual consolidated debenture stock CAD	Dec. 31, 2012 Total Long-term debt before perpetual consolidated debenture stock CAD	Dec. 31, 2013 Perpetual 4% Consolidated Debenture Stock (USD) (I) CAD		Dec. 31, 2012 Perpetual 4% Consolidated Debenture Stock (USD) (I) CAD		Dec. 31, 2013 Perpetual 4% Consolidated Debenture Stock (GB) (I) CAD		Dec. 31, 2012 Perpetual 4% Consolidated Debenture Stock (GB) (I) CAD
Debt Instrument [Line Items]
Maturity							2024-03	[1]			2024-10	[2]			2024-12	[3]			2021-01	[4]			2026-12				2027-03	[5]			2018-05	[6]			2018-06	[6]			2019-05	[6]			2021-08	[6]			2022-01	[6]			2022-01	[6]			2023-03	[6]			2031-10	[6]			2033-03	[6]			2037-05	[6]			2039-11	[6]			2042-01	[6]	2013-05		2015-08	[7]									2031-01	[8]
Maturity earliest																							2026-10	[9]																																																											2014-01		2014-01	[8]
Maturity latest																							2026-12	[9]																																																											2025-01		2026-01	[8]
Currency in which payable							US$	[1]			CDN$	[2]			US$	[3]			US$	[4]			US$	[9]			US$	[5]			US$	[6]			CDN$	[6]			US$	[6]			US$	[6]			CDN$	[6]			US$	[6]			US$	[6]			US$	[6]			US$	[6]			US$	[6]			CDN$	[6]			US$	[6]			CDN$	[7]			US$		US$	[8]			CDN$	[8]					US$	[10]			GB£	[10]
Long-term debt and capital lease obligation current and non-current	$ 3,527	4,876	$ 3,538	4,690			116	[1]	113	[1]	167	[2]	176	[2]	62	[3]	60	[3]	96	[4]	96	[4]	140	[9]	134	[9]	73	[5]	70	[5]	292	[6]	273	[6]	374	[6]	374	[6]	371	[6]	347	[6]	266	[6]	249	[6]	125	[6]	125	[6]	262	[6]	244	[6]	371	[6]	347	[6]	372	[6]	348	[6]	258	[6]	241	[6]	471	[6]	440	[6]	400	[6]	400	[6]	260	[6]	243	[6]	80	[7]	98	[7]	2	2	277	[8]	271	[8]	3	[8]	3	[8]	4,838	4,654	32	[10]	30	[10]	6	[10]	6	[10]
Less: Long-term debt maturing within one year		189		54
Total Long-term debt		4,687		4,636
Letters of credit drawn					394
Maximum capacity under credit facility					585
Restricted cash and cash equivalents		411			411	0

[1]	The 5.41% Senior Secured Notes are collateralized by specific locomotive units with a carrying value of $141 million at December 31, 2013. The Company pays equal blended semi-annual payments of principal and interest. Final repayment of the remaining principal of US$44 million is due in March 2024.
[2]	The 6.91% Secured Equipment Notes are full recourse obligations of the Company collateralized by a first charge on specific locomotive units with a carrying value of $139 million at December 31, 2013. The Company pays equal blended semi-annual payments of principal and interest up to and including October 2024.
[3]	The 5.57% Senior Secured Notes are secured by specific locomotive units and other rolling stock with a combined carrying value of $59 million at December 31, 2013. The Company pays equal blended semi-annual payments of principal and interest up to and including December 2024. Final repayment of the remaining principal of US$33 million is due in December 2024.
[4]	The 7.49% Equipment Trust Certificates are secured by specific locomotive units with a carrying value of $104 million at December 31, 2013. The Company makes semi-annual payments that vary in amount and are interest-only payments or blended principal and interest payments. Final repayment of the remaining principal of US$11 million is due in January 2021.
[5]	During 2012, the Company issued US$71 million 4.28% Senior Secured Notes due in 2027 for net proceeds of $71 million. These Notes are secured by locomotives previously acquired by the Company with a carrying value of $68 million at December 31, 2013. The Company pays equal blended semi-annual payments of principal and interest up to and including March 2027. Final repayment of the remaining principal of US$35 million is due in March 2027.
[6]	These debentures and notes pay interest semi-annually and are unsecured, but carry a negative pledge.
[7]	The Secured Equipment Loan is collateralized by specific locomotive units with a carrying value of $65 million at December 31, 2013. The floating interest rate is calculated based on a six-month average Canadian Dollar Offered Rate (calculated based on an average of Bankers' Acceptance rates) plus 53 basis points (2013 - 1.93%; 2012 - 1.97%; 2011 - 1.94%). The Company makes blended payments of principal and interest semi-annually. Final repayment of the remaining principal balance of $53 million is due in August 2015.
[8]	At December 31, 2013, capital lease obligations included in long-term debt were as follows: (in millions of Canadian dollars) Year Capital leases Minimum lease payments in: 2014 $ 160 2015 14 2016 15 2017 13 2018 13 Thereafter 159 Total minimum lease payments 374 Less: Imputed interest (94) Present value of minimum lease payments 280 Less: Current portion (139) Long-term portion of capital lease obligations $ 141 During the year the Company had no additions to property, plant and equipment under capital lease obligations (2012 - $nil; 2011 - $nil). The carrying value of the assets collateralizing the capital lease obligations was $316 million at December 31, 2013.
[9]	During 2011, the Company issued US$139 million 3.88% Series A and B Senior Secured Notes due in 2026 for net proceeds of $139 million. These Notes are secured by locomotives previously acquired by the Company with a carrying value of $131 million at December 31, 2013. The Company pays equal blended semi-annual payments of principal and interest up to and including December 2026. Final repayment of the remaining principal of US$69 million is due in the fourth quarter of 2026.
[10]	The Consolidated Debenture Stock, authorized by an Act of Parliament of 1889, constitutes a first charge upon and over the whole of the undertaking, railways, works, rolling stock, plant, property and effects of the Company, with certain exceptions.